Transactions with related parties	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Transactions with related parties

4. Transactions with related parties

Capital Maritime & Trading Corp. (“CMTC”) is an international shipping company with a long history of operating and investing in the shipping market. As of June 30, 2024, and December 31, 2023, CMTC may be deemed to beneficially own 54.3% and 54.2% of our common units respectively.

Capital Gas Corp. is a privately held company controlled by Mr. Miltiadis Marinakis the son of Mr. Evangelos M. Marinakis who also controls Capital GP L.L.C. (“CGP”), our General Partner prior to our conversion from a Marshall Islands limited partnership to a Marshall Islands corporation on August 26, 2024 (Note 14). As of June 30, 2024, and December 31, 2023, Capital Gas Corp. may be deemed to have beneficially owned 2.1% of our common units.

On June 3, 2024, the Partnership announced an investment in 10 new gas carriers under construction (the “Gas Vessels”) for a total amount of $755,976 with expected deliveries between the first quarter of 2026 and the third quarter of 2027. On June 17, 2024, and upon entry into 10 separate Share Purchase Agreements (“SPAs”) with CMTC, the Partnership paid CMTC $74,654 to acquire 100% of the equity interests in each of the vessel-owning companies of the Gas Vessels (Note 5). The Partnership expects to pay an additional amount of $681,322 to the shipyards in pre-delivery and delivery installments for the Gas Vessels (Note 13).

Upon entering the above SPAs each of the 10 vessel-owning companies of the Gas Vessels entered into a separate supervision services agreement with Capital Gas Ship Management Corp. (“Capital-Gas”). On June 17, 2024, the Partnership paid Capital Gas the amount of $1,200 representing the first of the three installments of the total supervision cost.

4. Transactions with related parties – Continued

An analysis of the Gas Vessels is as follows:

Vessel Type	Hull No.	Cubic Meters (“CBM”)	Shipyard	Estimated Delivery	Amount paid to CMTC for the acquisition of the vessel-owning companies of the Gas Vessels
MGC[1]	8424	45,000	Hyundai Mipo Dockyard Co. Ltd, South Korea ("Hyundai Mipo")	Jun-26	—
MGC	8425	45,000	Hyundai Mipo	Sep-26	—
MGC	8426	45,000	Hyundai Mipo	Feb-27	—
MGC	8427	45,000	Hyundai Mipo	May-27	—
MGC	S1111	40,000	Nantong CIMC Sinopacific Offshore & Engineering Co. Ltd, China ("CIMC SOE")	Mar-27	9,798
MGC	S1112	40,000	CIMC SOE	Jul-27	9,798
LCO2[2] – HMGC[3]	8398	22,000	Hyundai Mipo	Jan-26	19,885
LCO2 – HMGC	8399	22,000	Hyundai Mipo	Apr-26	19,885
LCO2 – HMGC	8404	22,000	Hyundai Mipo	Sep-26	7,644
LCO2 – HMGC	8405	22,000	Hyundai Mipo	Nov-26	7,644
Total					$ 74,654

1.	Medium Gas Carrier – 2. Liquefied CO₂ Multi Gas Carrier – 3. Handy Multi Gas Carrier

During the six-month period ended June 30, 2024, pursuant to the umbrella agreement (the “Umbrella Agreement”) the Partnership entered into with Capital Maritime & Trading Corp. (“CMTC”) and CGP in November 2023, CPP acquired from CMTC the shares of the vessel-owning companies of the LNG/C Axios II, the LNG/C Assos, the LNG/C Aktoras and the LNG/C Apostolos for a total consideration of $1,204,000. For the above acquisitions the Partnership drew down the amount of $134,764 from the Umbrella Seller’s Credit (Notes 5, 7). Upon delivery, the LNG/C Axios II, the LNG/C Assos and the LNG/C Apostolos, entered into a floating fee management agreement and the LNG/C Aktoras entered into a fixed fee management agreement with Capital-Gas

On February 28, March 11 and April 24, 2024, after the deliveries of the M/V Long Beach Express, the M/V Akadimos and the M/V Athenian to their new owners, the Partnership repaid the amounts of $12,789, $39,973 and $39,838, respectively in connection with the Umbrella Seller’s Credit (Note 7) entered into on December 21, 2023.

Further to the transactions described above with CMTC the Partnership and its subsidiaries have related party transactions with Capital Ship Management Corp. (“CSM”), Capital-Executive Ship Management Corp. (“Capital-Executive”), Capital-Gas, (collectively “Managers”), and the Partnership’s general partner, CGP arising from certain terms of the following management and administrative services agreements.

1.	Floating fee management agreements: Under the terms of these agreements the Partnership compensates its Managers for expenses and liabilities incurred on the Partnership’s behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating costs. Costs and expenses associated with a managed vessel’s next scheduled dry docking are borne by the Partnership and not by the Managers. The Partnership also pays its Managers a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index. For the six-month period ended June 30, 2024, and 2023, management fees under the management agreements amounted to $5,946 and $5,212, respectively, and are included in “Vessel operating expenses – related parties” in the unaudited condensed consolidated statements of comprehensive income.

2.	Fixed fee management agreements: Under the terms of these agreements the Partnership pays a fixed daily fee per bareboat chartered vessel in its fleet, mainly to cover commercial and administrative costs. For the six-month period ended June 30, 2024, and 2023, management fees under the management agreements amounted to $13 and $0, respectively, and are included in “Vessel operating expenses – related parties” in the unaudited condensed consolidated statements of comprehensive income.

4. Transactions with related parties - Continued

3.	Administrative and service agreements: On April 4, 2007, the Partnership entered into an administrative services agreement with CSM, pursuant to which CSM has agreed to provide certain administrative management services to the Partnership such as accounting, auditing, legal, insurance, IT and clerical services. In addition, the Partnership reimburses CSM and CGP for reasonable costs and expenses incurred in connection with the provision of these services, after CSM submits to the Partnership an invoice for such costs and expenses together with any supporting detail that may be reasonably required. These expenses are included in “General and administrative expenses” in the unaudited condensed consolidated statements of comprehensive income. In 2015, the Partnership entered into an executive services agreement with CGP, which was amended in 2016, 2019 and 2023, according to which CGP provides certain executive officers services for the management of the Partnership’s business as well as investor relation and corporate support services to the Partnership. For the six-month periods ended June 30, 2024, and 2023 the fees under the executive services agreement with CGP amounted to $1,175 and are included in “General and administrative expenses” in the unaudited condensed consolidated statements of comprehensive income.

Balances and transactions with related parties consisted of the following:

Consolidated Balance Sheets	As of June 30, 2024	As of December 31, 2023
Assets:
CMTC-amounts relating to vessels acquisitions (a)	$—	$402
Capital-Gas – advances from the Partnership (b)	1,226	—
Due from related party	$1,226	$402
Liabilities:
CSM – payments on behalf of the Partnership (c)	$—	$114
Capital-Executive – payments on behalf of the Partnership (c)	3,137	3,823
CMTC-amounts relating to vessels acquisitions (a)	$2,213	$—
Capital-Gas – payments on behalf of the Partnership (c)	—	4,042
Due to related parties	$5,350	$7,979

	For the six-month periods ended June 30,
Consolidated Statements of Comprehensive Income	2024	2023
Vessel operating expenses	$5,959	$5,212
General and administrative expenses (d)	1,276	1,296

(a)	Amounts relating to vessels acquisitions: This line item mainly includes bunkers and lubricants onboard payable to CMTC and collected hire income payable from CMTC in connection with the acquisition of the vessels under the Umbrella Agreement.

(b)

Managers - Advances from the Partnership: This line item represents the amounts advanced by the Partnership for operating and voyage expenses to be paid by the Managers on behalf of the Partnership and its subsidiaries.

(c)

Managers - Payments on Behalf of the Partnership: This line item represents the amount outstanding for payments for operating and voyage expenses made by the Managers on behalf of the Partnership and its subsidiaries.

(d)	General and administrative expenses: This line item mainly includes fees relating to internal audit, investor relations and consultancy fees.